                                   McM Funds

                               Semi-Annual Report

                               December 31, 1996




                                                     Principal Preservation Fund

                                                  Intermediate Fixed Income Fund

                                                               Fixed Income Fund

                                                                   Balanced Fund

                                                          Equity Investment Fund

Dear Shareholder:

Take one look at our 1996 year-end performance numbers and you will know it was a great year for shareholders of the McM Funds. Of course, a number of funds can say that - after all, the S&P 500 advanced 23.1% during the year!

We are proud of the results our investment strategies achieved for our shareholders in 1996. (The details are in this report.) But the McM Funds are not designed for people who think one-year performance wins the day.

We created the McM Funds to fill a void - even though it might be hard to imagine any gaps in a market filled with so many alternatives! We thought there was a place for a family of mutual funds managed under the same disciplined style that McMorgan & Company uses to manage approximately $17 billion in pension fund and other benefit plan assets. That philosophy of investment management - and a no-load fee structure that averages half of the Morningstar comparable funds - serves investors seeking to achieve steady, consistent progress toward financial goals.

This nation's unparalleled period of economic growth is going on six years now. Whether the bulls continue their run for another six years or the bears ultimately make their presence known, the investment philosophy shaping your McM Funds will remain constant. It's a strategy designed for the long-term. For some, investment styles change. For our shareholders, substance survives.

Thank you for your continuing trust. We appreciate the opportunity to serve your investment needs.

Sincerely,


/s/ Terry A. O'Toole
---------------------

Terry A. O'Toole
Chairman

                                                                          Review

1996 was another strong year for stocks, but somewhat disappointing for bonds. The Standard & Poor's 500 Stock Index rose a robust 23.1% while the Lehman Brothers Aggregate Bond Index was up a lackluster 3.6%. Stocks responded well to favorable earnings growth and lower interest rates while the bond market struggled with fears of an overheated economy.

Economic growth in 1996 was positive, but volatile. The Gross Domestic Product
(GDP) rose at an annual rate of 2.0% in the first and third quarters and at a strong 4.7% and 3.9% in the second and fourth quarters respectively. Although the economy was strong, inflation was remarkably low with both the Consumer Price Index (CPI) up 3.3% and the Producer Price Index (PPI) up 2.8%.

While the stock market made sizable advances, we do not view it as overvalued. However, it seems that the bond market may have overreacted to the strong economic news given the subdued inflation numbers.



                                                                         Outlook

In 1997, we expect a slower rate of growth in the GDP. Therefore, there should be less pressure on capacity utilization and inflation should remain under control, allowing interest rates to remain stable or even decline. We do not expect the slower growth to approach recessionary levels.

We see this economic environment as favorable for both the stock and bond markets. Corporate earnings for quality companies should continue to grow, however, probably not at the rates experienced in 1995 or 1996. Slower growth coupled with stable or lower interest rates should also produce positive bond market returns.


Adhering to our disciplined investment approach, the McM Funds are positioned to take advantage of the expected economic environment. Only stocks of well managed and growing companies will be purchased. Likewise, investment grade bonds, with slightly longer average maturities relative to Fund benchmarks, will comprise our bond portfolios.

                                                     Principal Preservation Fund

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 89% of the portfolio. The 7-day and 30-day average yields as of December 31, 1996 were 5.20% and 5.08%, respectively.

Diversification                    Credit Quality                Maturity
                                   A-1/P-1  11%                  91+ days
Certificates of                                                  32%
Deposit 5%                                                       1-15 days
         Repurchase                                              18%
         Agreements 6%                                           16-30
                                                                 days 9%




Government 89%                     Government 89%                31-90 days 41%



Average Annual Return (%)                    One      Since
                                             Year    Inception
                                             ----    ---------

McM Principal Preservation Fund             5.15         5.30


                          Principal Preservation Fund
                      January 1, 1996 - December 31, 1996


1/2/96      2/26/96      4/22/96    6/17/96     8/12/96    10/7/96     12/2/96
  5.32        5.01         4.9       4.96          5         5.03        5.04

1/8/96      3/4/96       4/29/96    6/24/96     8/19/96    10/14/96    12/9/96
 5.22         4.98         4.92      4.99         5.01       5.01         5

1/15/96     3/11/96      5/6/96     7/1/96      8/26/96    10/21/96    12/16/96
 5.24         4.93         4.91      5.02         5.01       5.02        5.02

1/22/96     3/18/96      5/13/96    7/8/96      9/3/96     10/28/96    12/23/96
 5.27         4.95         4.93      5.07         5.04       5.01        5.09

1/29/96     3/25/96      5/20/96    7/15/96     9/11/96    11/4/96     12/31/96
 5.24         4.93         4.97      5.01         5.03       5.07        5.2

2/5/96      4/1/96       5/27/96    7/22/96     9/16/96    11/11/96
 5.13         4.93         4.98      5.02         5.03       5.06

2/12/96     4/8/96       6/3/96     7/29/96     9/23/96    11/18/96
 5.11         4.94         5.01      5.01         5.03       5.08

2/19/96     4/15/96      6/10/96    8/5/96      9/30/96    11/25/96
 5.04         4.91         4.96      5.03         5.04       5.03





              Past performance does not guarantee future results.

                                                  Intermediate Fixed Income Fund

This Fund emphasizes high quality and diversification. Government bonds and AAA-rated bonds represent 72% of the Fund. Mortgage securities, backed by the U.S. Government, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 3.9 years seeks to limit sensitivity to interest rate changes.


                                                                NASDAQ Symbol
                                                                        MCMNX
Diversification             Bond Quality         Maturity
                                 BAA 1%          10+ years 3%
Corporate 27%                    A  24%          5-10 years 42%
          Asset Backed/          AA 3%           1-5 years 49%
          Other 1%               AAA 36%         Short-term 6%


Government                  Government
36%                         36%


Mortgage 36%





Average Annual Returns (%)                         One      Since
                                                   Year   Inception
                                                   ----   ---------

McM Intermediate Fixed Income Fund                  4.1         7.4

Lehman Brothers Intermediate Govt./Corp. Index      4.1         7.6


                         Intermediate Fixed Income Fund
                          July 14, 1994 Inception Date

 7/31/94      8/31/94         9/30/94       10/31/94    11/30/94     12/31/94
 $10,050      $10,046         $9,969        $9,965      $9,921       $9,957
 $10,074      $10,105         $10,012       $10,011     $9,966       $10,001

 1/31/95      2/28/95         3/31/95       4/30/95     5/31/95      6/30/95
 $10,122      $10,350         $10,398       $10,518     $10,849      $10,918
 $10,170      $10,381         $10.440       $10,569     $10,888      $10,961

 7/31/95      8/31/95         9/30/95       10/31/95    11/30/95     12/31/95
 $10,914      $11,003         $11,078       $11,210     $11,344      $11,445
 $10,962      $11,062         $11,142       $11,266     $11,413      $11,533

 1/31/96      2/29/96         3/31/96       4/30/96     5/31/96      6/30/96
 $11,540      $11,401         $11,340       $11,320     $11,302      $11,420
 $11,632      $11,496         $11,437       $11,397     $11,388      $11,509

 7/31/96      8/31/96         9/30/96       10/31/96    11/30/96     12/31/96
 $11,461      $11,463         $11,617       $11,828     $11,983      $11,918
 $11,544      $11,553         $11,713       $11,921     $12,078      $12,001



               Past performance does not guarantee future results.

                                                               Fixed Income Fund

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds. However, it has a weighted average maturity of 7.0 years, 3.1 years longer than the Intermediate Fixed Income Fund.


Diversification             Bond Quality      Maturity             NASDAQ Symbol
                               BAA 4%         Short-term 3%           MCMFX
Corporate    Government      Government       10+ years   1-5 years
28%                  28%     28%              10%                17%
                                    A  22%
                                     AA 2%
Mortgage 44%                       AAA 44%    5-10 years 70%


Average Annual Returns (%)            One         Since
                                      Year      Inception
                                      ----      ---------

McM Fixed Income Fund                  3.0            8.4

Lehman Brothers Aggregate Index        3.6            8.7


                               Fixed Income Fund
                          July 14, 1994 Inception Date

 7/31/94      8/31/94       9/30/94     10/31/94       11/30/94       12/31/94
 $10,070      $10,097       $9,937      $9,911         $9,855         $9,926
 $10,114      $10,126       $9,977      $9,968         $9,946         $10,015

 1/31/95      2/28/95       3/31/95     4/30/95        5/31/95        6/30/95
 $10,114      $10,384       $10,460     $10,604        $11,060        $11,155
 $10,213      $10,456       $10,520     $10,667        $11,080        $11,161

 7/31/95      8/31/95       9/30/95     10/30/95       11/30/95       12/31/95
 $11,112      $11,257       $11,364     $11,533        $11,716        $11,841
 $11,137      $11,271       $11,381     $11,529        $11,702        $11,865

 1/31/96      2/29/96       3/31/96     4/30/96        5/31/96        6/30/96
 $11,929      $11,688       $11,587     $11,485        $11,460        $11,618
 $11,944      $11,736       $11,654     $11,588        $11,565        $11,720

 7/31/96      8/31/96       9/30/96     10/31/96       11/30/96       12/31/96
 $11,629      $11,605       $11,820     $12,104        $12,335        $12,203
 $11,752      $11,732       $11,936     $12,201        $12,410        $12,294


               Past performance does not guarantee future results.

                                                                   Balanced Fund

The Balanced Fund invests in common stocks and bonds. Common stocks represent 59% of the Fund and bonds represent 40%. The common stock portion is well diversified among 105 companies that represent all economic sectors. The Fund's bond portion is 77% U.S. Government and AAA-rated securities with a weighted average maturity of 6.4 years.
                                                                   NASDAQ Symbol
                                                                          MCMBX

Asset Allocation                                     Ten Largest Equity Holdings
Cash 1%                                              Intel               2.6%

                                                     General Electric    2.0%
Bonds 40%   Stocks 59%
                                                     FNMA                1.8%
Fixed Income Quality
   Government 34%                                    Philip Morris       1.8%
     AAA 33%
     AA 2%                                           Chase Manhattan     1.7%
     BAA 2%
     A 29%                                           Compaq              1.3%

Average Annual Returns (%)        One      Since     Merck               1.3%
                                  Year   Inception
                                  ----   ---------   Citicorp            1.2%

                                                     GTE                 1.2%
McM Balanced Fund                 16.3     18.1
                                                     PepsiCo             1.1%
Standard & Poor's 500             23.1     25.1                          ---
                                                                        16.0%
Lehman Brothers Aggregate Index    3.6      8.7


                                 Balanced Fund
                          July 14, 1994 Inception Date

 7/31/94      8/31/94       9/30/94      10/31/94       11/30/94      12/31/94
 $10,070      $10,300       $10,081      $10,152        $9,961        $10,078
 $10,114      $10,126       $9,977       $9,968         $9,946        $10,015
 $10,112      $10,524       $10,270      $10,505        $10,120       $10,267

 1/31/95      2/28/95       3/31/95      4/30/95        5/31/95       6/30/95
 $10,282      $10,608       $10,767      $11,054        $11,514       $11,731
 $10,213      $10,456       $10,520      $10,667        $11,080       $11,161
 $10,534      $10,943       $11,267      $11,597        $12,056       $12,340

 7/31/95      8/31/95       9/30/95      10/31/95       11/30/95      12/31/95
 $11,937      $12,020       $12,389      $12,410        $12,806       $12,971
 $11,137      $11,271       $11,381      $11,529        $11,702       $11,865
 $12,752      $12,786       $13,323      $13,277        $13,861       $14,124

 1/31/96      2/29/96       3/31/96      4/30/96        5/31/96       6/30/96
 $13,311      $13,311       $13,315      $13,411        $13,592       $13,709
 $11,944      $11,736       $11,654      $11,588        $11,565       $11,720
 $14,610      $14,750       $14,892      $15,111        $15,501       $15,564

 7/31/96      8/31/96       9/30/96      10/31/96       11/30/96      12/31/96
 $13,407      $13,525       $14,075      $14,509        $15,343       $15,081
 $11,752      $11,732       $11,936      $12,201        $12,410       $12,294
 $14,870      $15,185       $16,040      $16,481        $17,732       $17,390


               Past performance does not guarantee future results.

                                                          Equity Investment Fund

The Equity Investment Fund invests in common stocks of large, high quality companies. It is well diversified among 104 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are slightly overweighted as compared to the Standard & Poor's 500.


                                                                   NASDAQ Symbol
                                                                           MCMEX

Ten Largest Holdings(%)
Intel             4.1

FNMA              3.1

General Electric  3.1

Philip Morris     2.7

Chase Manhattan   2.6

Merck             2.0

Compaq            2.0

BankAmerica       1.9

Citicorp          1.8

PepsiCo           1.7
                  ---
                 25.0

Portfolio Characteristics                    Sector Weightings (%)
Price/Earnings Ratio           22.14         Financial Services        15.6
                                             Technology                13.8
Beta                            0.99         Health-Care               11.4
                                             Energy                    11.3
Avg. Market Capitalization   $40.6 B         Utilities                 10.3
                                             Consumer Non-Durables      9.1
Total Number of Stocks           104         Capital Goods              8.6
                                             Retail                     6.2
                                             Raw Materials              4.2
Average Annual Returns (%)                   Consumer Services          2.1
                 One           Since         Consumer Durables          2.0
                Year       Inception         Transportation             1.7
                ----       ---------         Shelter                    1.4
                                             Business Equip. & Services 1.4
McM Equity      26.8            25.3         Multi-Industry             0.9
                                                                        ---
S&P 500         23.1            25.1                                  100.0




                             Equity Investment Fund
                          July 14, 1994 Inception Date


 7/31/94      8/31/94       9/30/94       10/31/94       11/30/94      12/31/94
 $10,040      $10,440       $10,160       $10,320        $9,989        $10,124
 $10,112      $10,524       $10,270       $10,505        $10,120       $10,267

 1/31/95      2/28/95       3/31/95       4/30/95        5/31/95       6/30/95
 $10,315      $10,709       $10,965       $11,371        $11,786       $12,155
 $10,534      $10,943       $11,267       $11,597        $12,056       $12,340

 7/31/95      8/31/95       9/30/95       10/31/95       11/30/95      12/31/95
 $12,532      $12,552       $13,094       $13,002        $13,543       $13,761
 $12,752      $12,786       $13,323       $13,277        $13,861       $14,124

 1/31/96      2/29/96       3/31/96       4/30/96        5/31/96       6/30/96
 $14,276      $14,513       $14,613       $14,913        $15,294       $15,380
 $14,610      $14,750       $14,892       $15,111        $15,501       $15,564

 7/31/96      8/31/96       9/30/96       10/31/96       11/30/96      12/31/96
 $14,779      $15,058       $15,891       $16,452        $17,814       $17,452
 $14,870      $15,185       $16,040       $16,481        $17,732       $17,390

               Past performance does not guarantee future results.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
PRINCIPAL PRESERVATION FUND

                                                            Principal
                                                             Amount          Value
                                                           -----------   -------------
FIXED INCOME SECURITIES
U.S. Government Agency Notes - 89.16%
Federal Farm Bank Discount Notes - 6.39%
 5.420%, 04/10/97  .....................................   $  410,000     $   403,889
 5.260%, 06/17/97  .....................................    1,000,000         975,599
                                                                         -------------
                                                                            1,379,488
                                                                         -------------
Federal Home Loan Bank Discount Notes - 19.72%
 5.400%, 01/13/97  .....................................    1,000,000         998,200
 5.470%, 02/14/97  .....................................    1,300,000       1,291,309
 5.470%, 03/03/97  .....................................    1,000,000         990,731
 5.170%, 06/05/97  .....................................    1,000,000         977,740
                                                                         -------------
                                                                            4,257,980
                                                                         -------------
Federal Home Loan Mortgage Corp. Discount Notes - 32.23%
 5.200%, 01/17/97  .....................................    2,000,000       1,995,378
 5.190%, 02/10/97  .....................................    2,000,000       1,988,467
 5.200%, 02/14/97  .....................................    1,000,000         993,644
 5.190%, 03/03/97  .....................................    2,000,000       1,982,412
                                                                         -------------
                                                                            6,959,901
                                                                         -------------
Federal National Mortgage Assn. Notes - 30.82%
 7.600%, 01/10/97  .....................................    1,500,000       1,500,768
 5.550%, 03/14/97  .....................................      500,000         494,600
 5.570%, 03/19/97  .....................................      200,000         197,682
 5.180%, 04/21/97  .....................................    1,000,000         984,172
 5.710%, 05/20/97  .....................................    1,500,000       1,500,591
 5.380%, 06/09/97  .....................................    1,000,000         976,238
 5.860%, 07/03/97  .....................................    1,000,000       1,001,793
                                                                         -------------
                                                                            6,655,844
                                                                         -------------
Total U.S. Government Agency Notes (Cost $19,253,213)  .                   19,253,213
                                                                         -------------
CERTIFICATES OF DEPOSIT - 4.63%
Imperial Bank, 5.450%, 02/19/97  .......................    1,000,000       1,000,000
                                                                         -------------
Total Certificates of Deposit (Cost $1,000,000)  .......                    1,000,000
                                                                         -------------
TOTAL INVESTMENTS - 93.79% (Cost $20,253,213)(1)........                   20,253,213
                                                                         -------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 6.21%  ......                    1,340,052
                                                                         -------------
NET ASSETS - 100.00%  ..................................                  $21,593,265
                                                                         =============

(1) At December 31, 1996, cost is identical for book and federal income tax purposes.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
INTERMEDIATE FIXED INCOME FUND

                                                                Principal
                                                                 Amount         Value
                                                               -----------   ------------
FIXED INCOME SECURITIES - 98.97%
U.S. Government Obligations - 14.29%
U.S. Treasury Notes
   0.000%, 08/15/98* .......................................   $  235,000    $   214,149
   6.250%, 04/30/01 ........................................    9,380,000      9,407,107
   6.250%, 02/15/03 ........................................    2,710,000      2,709,756
   11.875%, 11/15/03 .......................................      305,000        397,988
                                                                             ------------
Total U.S. Treasury Obligations (Cost $12,714,700)  ........                  12,729,000
                                                                             ------------
U.S. Government Agency Obligations - 21.05%
Federal Home Loan Bank - 3.33%
   8.375%, 10/25/99 ........................................      670,000        709,831
   5.940%, 06/13/00 ........................................      100,000         99,077
   6.110%, 07/17/00 ........................................      150,000        149,289
   7.190%, 04/27/01 ........................................    1,650,000      1,700,803
   5.770%, 02/03/04 ........................................      325,000        311,850
                                                                             ------------
                                                                               2,970,850
                                                                             ------------
Federal Home Loan Mortgage Corp. - 3.57%
   6.550%, 04/19/99 ........................................      350,000        353,881
   7.980%, 01/19/00 ........................................      410,000        429,844
   5.905%, 06/13/00 ........................................      800,000        791,760
   5.990%, 12/01/03 ........................................    1,650,000      1,607,183
                                                                             ------------
                                                                               3,182,668
                                                                             ------------
Federal National Mortgage Association - 7.26%
   8.700%, 06/10/99 ........................................    1,185,000      1,255,413
   8.350%, 11/10/99 ........................................    3,615,000      3,830,562
   5.500%, 02/02/01 ........................................    1,400,000      1,359,638
   6.375%, 08/14/01 ........................................       25,000         25,062
                                                                             ------------
                                                                               6,470,675
                                                                             ------------
Guaranteed Export Trust - 2.52%
   6.130%, 06/15/04 ........................................      441,177        428,122
   6.280%, 06/15/04 ........................................      485,294        482,043
   6.550%, 06/15/04 ........................................    1,323,529      1,331,629
                                                                             ------------
                                                                               2,241,794
                                                                             ------------
Resolution Funding Corp. - 4.37%
   0.000%, 01/15/00* .......................................      321,000        266,680
   0.000%, 04/15/06* .......................................    3,060,000      1,665,344
   0.000%, 04/15/10* .......................................    4,810,000      1,958,103
                                                                             ------------
                                                                               3,890,127
                                                                             ------------
Total U.S. Government Agency Obligations (Cost $18,838,116) .                 18,756,114
                                                                             ------------
Collateralized Mortgage Obligations - 35.31%
Federal Home Loan Mortgage Corp. - 24.03%
   6.000%, 12/15/06 ........................................    1,500,000      1,486,385
   6.000%, 07/15/07 ........................................      100,000         98,971
   5.500%, 12/15/12 ........................................      350,000        348,202
   5.000%, 03/15/13 ........................................      200,000        199,092

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
INTERMEDIATE FIXED INCOME FUND (CONTINUED)

                                                                 Principal
                                                                  Amount         Value
                                                                -----------   ------------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligations - (continued)
   5.500%, 04/15/13 .........................................   $  800,000    $   796,128
   5.500%, 01/15/14 .........................................      625,000        621,776
   5.000%, 08/15/14 .........................................      300,000        298,503
   6.500%, 08/15/14 .........................................      850,000        854,361
   7.500%, 09/15/14 .........................................      400,000        406,352
   5.750%, 02/15/15 .........................................      950,000        940,339
   5.850%, 02/15/18 .........................................    1,500,000      1,479,007
   5.400%, 07/15/18 .........................................    1,500,000      1,458,695
   6.400%, 01/15/19 .........................................    1,000,000        996,064
   5.800%, 02/15/19 .........................................    1,175,000      1,157,848
   6.050%, 05/15/19 .........................................      700,000        692,953
   6.250%, 05/15/19 .........................................    1,000,000        989,985
   6.000%, 07/15/19 .........................................    1,500,000      1,467,383
   6.000%, 02/15/20 .........................................    1,000,000        977,108
   5.500%, 04/15/20 .........................................    1,100,000      1,072,919
   6.000%, 10/15/20 .........................................    1,600,000      1,568,672
   5.750%, 05/15/21 .........................................    1,600,000      1,542,801
   6.350%, 07/15/21 .........................................    1,000,000        988,888
   6.750%, 05/15/23 .........................................    1,000,000        974,339
                                                                              ------------
                                                                               21,416,771
                                                                              ------------
Federal National Mortgage Association - 11.28%
   0.000%, 07/25/98* ........................................      316,418        292,285
   5.950%, 05/25/05 .........................................    1,500,000      1,489,192
   5.400%, 11/25/05 .........................................    1,300,000      1,276,204
   5.900%, 11/25/05 .........................................    1,600,000      1,586,959
   6.000%, 04/01/09 .........................................       20,394         19,602
   5.500%, 07/25/12 .........................................      357,690        356,038
   5.600%, 10/25/13 .........................................      200,000        198,854
   5.250%, 11/25/13 .........................................      525,000        515,513
   5.750%, 02/25/15 .........................................    1,000,000        991,530
   5.250%, 09/25/16 .........................................       68,957         67,717
   6.000%, 11/25/16 .........................................    1,300,000      1,289,611
   9.000%, 06/25/18 .........................................      189,520        199,777
   6.600%, 09/25/18 .........................................      100,000        100,358
   5.500%, 02/25/19 .........................................    1,175,000      1,144,132
   0.000%, 01/25/22* ........................................      267,073        222,907
   0.000%, 03/25/22* ........................................      283,486        267,350
   0.000%, 05/25/22* ........................................       37,021         33,843
                                                                              ------------
                                                                               10,051,872
                                                                              ------------
Total Collateralized Mortgage Obligations (Cost $31,367,618) .                 31,468,643
                                                                              ------------
Asset Backed Securities - 1.21%
Capital Equipment Receivables Trust, 6.570%, 03/15/01  ......    1,000,000      1,001,672
CMO Trust 43 Y, 8.200%, 05/20/04  ...........................       51,994         53,127
GMAC 1992 F Grantor Trust, 4.500%, 09/15/97  ................       11,364         11,328
Morgan Stanley Mortgage Trust, 8.450%, 05/01/17  ............       13,391         13,611
                                                                              ------------
Total Asset Backed Securities (Cost $1,077,867)  ............                   1,079,738
                                                                              ------------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
INTERMEDIATE FIXED INCOME FUND (CONTINUED)

                                                                 Principal
                                                                  Amount        Value
                                                                -----------   ----------
FIXED INCOME SECURITIES - (continued)
Corporate Bonds - 27.11%
Bank & Insurance - 0.57%
BankAmerica Corp., 6.875%, 11/20/97  ........................    $500,000      $504,755
                                                                              ----------
Electric Utility - 0.99%
Commonwealth Edison Co., 6.250%, 10/01/97  ..................      50,000        50,125
Commonwealth Edison Co., 6.000%, 03/15/98  ..................     350,000       349,563
Houston Lighting & Power Co., 7.625%, 03/01/97  .............     100,000       100,250
Long Island Lighting Co., 8.750%, 02/15/97  .................     100,000       100,250
Long Island Lighting Co., 7.625%, 04/15/98  .................     275,000       278,781
                                                                              ----------
                                                                                878,969
                                                                              ----------
Financial Services - 20.96%
American General Finance Corp., 6.860%, 09/01/97  ...........     175,000       176,207
American General Finance Corp., 8.000%, 02/15/00  ...........     225,000       234,562
American General Finance Corp., 7.250%, 04/15/00  ...........     400,000       409,000
Associates Corp. North America, 8.625%, 06/15/97  ...........     200,000       202,634
Associates Corp. North America, 6.750%, 07/15/97  ...........     125,000       125,871
Associates Corp. North America, 6.625%, 11/15/97  ...........     100,000       100,704
Associates Corp. North America, 6.375%, 07/15/02  ...........     400,000       397,000
Associates Corp. North America, 6.375%, 10/15/02  ...........     330,000       327,525
Beneficial Corp., 6.790%, 11/20/97  .........................     200,000       201,676
Beneficial Corp., 8.100%, 11/09/99  .........................     425,000       444,125
Beneficial Corp., 6.850%, 06/17/02  .........................     325,000       329,063
Chrysler Financial Corp., 5.080%, 01/27/97  .................     200,000       199,942
Commercial Credit Co., 6.000%, 04/15/00  ....................     225,000       222,187
Commercial Credit Co., 6.375%, 09/15/02  ....................     700,000       694,750
Finova Capital Corp., 6.625%, 09/15/01  .....................     875,000       871,719
Finova Capital Corp., 6.120%, 05/28/02  .....................     425,000       416,500
Ford Motor Credit Co., 5.625%, 03/03/97  ....................      25,000        25,010
Ford Motor Credit Co., 7.125%, 12/01/97  ....................     200,000       202,352
Ford Motor Credit Co., 6.550%, 02/03/98  ....................     300,000       301,875
Ford Motor Credit Co., 9.250%, 06/15/98  ....................     100,000       104,375
Ford Motor Credit Co., 8.875%, 06/15/99  ....................     200,000       211,500
Ford Motor Credit Co., 6.375%, 10/06/00  ....................     500,000       496,875
Ford Motor Credit Co., 6.250%, 11/08/00  ....................     700,000       693,000
General Motors Acceptance Corp., 7.375%, 01/15/97  ..........     175,000       175,093
General Motors Acceptance Corp., 7.650%, 02/04/97  ..........     100,000       100,179
General Motors Acceptance Corp., 7.600%, 02/10/97  ..........     100,000       100,211
General Motors Acceptance Corp., 8.375%, 05/01/97  ..........     200,000       201,830
General Motors Acceptance Corp., 7.450%, 06/09/97  ..........     100,000       100,813
General Motors Acceptance Corp., 7.000%, 04/15/98  ..........     100,000       101,250
General Motors Acceptance Corp., 6.625%, 03/22/99  ..........     800,000       806,000
General Motors Acceptance Corp., 7.125%, 06/01/99  ..........     100,000       101,875
General Motors Acceptance Corp., 8.000%, 10/01/99  ..........     200,000       208,250
General Motors Acceptance Corp., 6.700%, 04/30/01  ..........      50,000        50,063
Household Finance Corp., 6.760%, 01/22/98  ..................     100,000       100,875
Household Finance Corp., 6.750%, 06/01/00  ..................     650,000       654,875
Household Finance Corp., 6.960%, 09/04/01  ..................     175,000       177,844
Household Finance Corp., 6.700%, 06/15/02  ..................     500,000       505,625

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
INTERMEDIATE FIXED INCOME FUND (CONTINUED)

                                                                                   Principal
                                                                                     Amount          Value
                                                                                   -----------   -------------
FIXED INCOME SECURITIES - (continued)
Corporate Bonds - (continued)
Lehman Brothers, Inc., 6.125%, 02/01/01  .......................................   $  800,000     $   780,000
Merrill Lynch & Co., Inc., 6.000%, 01/15/01  ...................................      775,000         757,562
Morgan Stanley Group, Inc., 7.320%, 01/15/97  ..................................       75,000          75,030
Morgan Stanley Group, Inc., 5.650%, 06/15/97  ..................................      250,000         249,882
Morgan Stanley Group, Inc., 7.500%, 09/01/99  ..................................      550,000         565,125
Norwest Financial, Inc., 7.850%, 04/15/97  .....................................      375,000         377,411
Sears Roebuck Acceptance Corp., 6.730%, 08/29/00  ..............................    1,000,000       1,008,750
Sears Roebuck Acceptance Corp., 6.920%, 10/03/02  ..............................      225,000         228,656
Smith Barney Holdings, Inc., 7.980%, 03/01/00  .................................      375,000         390,938
Smith Barney Holdings, Inc., 5.875%, 02/01/01  .................................    1,225,000       1,194,375
Transamerica Financial Group, 8.375%, 02/15/98  ................................      450,000         460,688
Transamerica Financial Group, 7.510%, 04/15/02  ................................      150,000         155,625
Transamerica Financial Group, 6.375%, 06/10/02  ................................      400,000         395,000
Travelers/Aetna P&C, 6.750%, 04/15/01  .........................................      700,000         704,375
Travelers, Inc., 9.500%, 03/01/02  .............................................      500,000         563,125
                                                                                                 -------------
                                                                                                   18,679,777
                                                                                                 -------------
Industrial - 4.59%
Philip Morris Cos., Inc., 6.375%, 01/15/98  ....................................      350,000         351,313
Philip Morris Cos., Inc., 6.200%, 02/09/98  ....................................      200,000         200,250
Philip Morris Cos., Inc., 7.125%, 12/01/99  ....................................       50,000          50,750
Philip Morris Cos., Inc., 7.500%, 01/15/02  ....................................    1,150,000       1,180,187
Sara Lee Corp., 4.800%, 01/13/97  ..............................................      700,000         699,867
Sears Roebuck & Co., 5.210%, 02/18/97  .........................................      300,000         299,775
Sears Roebuck & Co., 7.520%, 02/19/97  .........................................      100,000         100,255
Sears Roebuck & Co., 9.250%, 04/15/98  .........................................       25,000          25,938
Tele Communications, Inc., 7.000%, 08/04/97  ...................................      425,000         426,819
Texaco Capital, Inc., 8.620%, 06/16/97  ........................................       50,000          50,633
Waste Management, Inc., 6.375%, 07/01/97  ......................................      375,000         376,099
WMX Technologies, Inc., 8.125%, 02/01/98  ......................................      325,000         332,313
                                                                                                 -------------
                                                                                                    4,094,199
                                                                                                 -------------
Total Corporate Bonds (Cost $24,120,016)  ......................................                   24,157,700
                                                                                                 -------------
TOTAL FIXED INCOME SECURITIES - 98.97% (Cost $88,118,317)(1)  ..................                   88,191,195
                                                                                                 -------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.03%  ..............................                      918,456
                                                                                                 -------------
NET ASSETS 100.00%  ............................................................                  $89,109,651
                                                                                                 =============
(1)Aggregate cost for federal income tax purposes is $88,118,317 and net unrealized appreciation is as follows:
   Gross unrealized appreciation  ...............................................   $  386,002
   Gross unrealized depreciation  ...............................................     (313,124)
                                                                                   -----------
    Net unrealized appreciaion  .................................................   $   72,878
                                                                                   ===========

  * Zero coupon bond.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
FIXED INCOME FUND

                                                                 Principal
                                                                  Amount         Value
                                                                -----------    -----------
FIXED INCOME SECURITIES - 98.03%
U.S. Government Obligations - 14.39%
U.S. Treasury Notes
 6.875%, 08/31/99 ...........................................    $ 90,000      $   91,924
 7.500%, 05/15/02 ...........................................      70,000          74,062
 6.250%, 02/15/03 ...........................................      25,000          24,998
 10.750%, 05/15/03 ..........................................     150,000         184,732
 11.875%, 11/15/03 ..........................................      60,000          78,293
 5.875%, 02/15/04 ...........................................      60,000          58,450
 7.500%, 11/15/16 ...........................................     532,000         576,465
 8.875%, 08/15/17 ...........................................     130,000         160,664
                                                                               -----------
Total U.S. Treasury Obligations (Cost $1,203,697) ...........                   1,249,588
                                                                               -----------
U.S. Government Agency Obligations - 13.07%
Federal Home Loan Bank - 6.92%
 7.440%, 08/10/01 ...........................................     150,000         156,366
 7.780%, 10/19/01 ...........................................     275,000         290,887
 5.770%, 02/03/04 ...........................................     160,000         153,526
                                                                               -----------
                                                                                  600,779
                                                                               -----------
Federal Home Loan Mortgage Corp. - 3.77%
 7.125%, 11/18/02 ...........................................     315,000         327,411
                                                                               -----------
Guaranteed Export Trust - 0.59%
 6.130%, 06/15/04 ...........................................      52,941          51,738
                                                                               -----------
Resolution Funding Corp. - 1.79%
 0.000%, 10/15/11* ..........................................     260,000          94,544
 0.000%, 04/15/17* ..........................................     250,000          60,710
                                                                               -----------
                                                                                  155,254
                                                                               -----------
Total U.S. Government Agency Obligations (Cost $1,115,877) ..                   1,135,182
                                                                               -----------
Collateralized Mortgage Obligations - 42.61%
Federal Home Loan Mortgage Corp. - 23.17%
 6.250%, 11/15/18 ...........................................     175,000         173,300
 6.250%, 05/15/19 ...........................................     250,000         248,100
 6.400%, 05/15/19 ...........................................     150,000         149,375
 6.500%, 10/15/19 ...........................................     200,000         198,954
 5.950%, 11/15/19 ...........................................     200,000         197,363
 6.500%, 06/25/20 ...........................................     100,000          98,473
 6.350%, 07/15/21 ...........................................     150,000         148,333
 6.500%, 08/15/21 ...........................................      75,000          74,636
 6.000%, 02/15/22 ...........................................     200,000         191,050
 6.650%, 07/15/22 ...........................................     150,000         147,417
 6.000%, 02/15/23 ...........................................     200,000         190,488
 6.750%, 05/15/23 ...........................................     200,000         194,868
                                                                               -----------
                                                                                2,012,357
                                                                               -----------
Federal National Mortgage Association - 19.44%
 7.500%, 07/25/18 ...........................................      25,969          26,223
 6.000%, 09/25/18 ...........................................      40,000          39,069
 6.500%, 03/25/19 ...........................................     150,000         149,687
 6.500%, 04/25/19 ...........................................     150,000         149,681
 3.500%, 05/25/19 ...........................................     125,000         110,127

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
FIXED INCOME FUND (CONTINUED)

                                                                Principal
                                                                 Amount         Value
                                                               -----------   -----------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligations - (continued)
 6.500%, 09/25/19  .........................................    $150,000     $  145,045
 6.250%, 01/25/20  .........................................     220,000        216,380
 6.850%, 10/25/20  .........................................      40,000         39,346
 6.750%, 11/25/20  .........................................     200,000        195,867
 6.750%, 05/25/21  .........................................     200,000        195,888
 6.500%, 10/25/21  .........................................     200,000        194,493
 0.000%, 03/25/22*  ........................................      28,349         26,755
 7.000%, 06/25/23  .........................................     200,000        200,340
                                                                             -----------
                                                                              1,688,901
                                                                             -----------
Total Collateralized Mortgage Obligations (Cost $3,656,736)                   3,701,258
                                                                             -----------
Asset Backed Securities - 0.13%
CMO Trust 39 Y, 8.650%, 03/01/03  ..........................      11,162         11,431
                                                                             -----------
Total Asset Backed Securities (Cost $11,276)  ..............                     11,431
                                                                             -----------
Corporate Bonds - 27.83%
Bank & Insurance - 2.64%
BankAmerica Corp., 6.875%, 11/20/97  .......................      50,000         50,476
KeyCorp, 6.750%, 03/15/06  .................................      80,000         78,300
Wells Fargo & Co., 7.125%, 08/15/06  .......................     100,000        100,250
                                                                             -----------
                                                                                229,026
                                                                             -----------
Electric Utility - 0.87%
Commonwealth Edison Co., 6.250%, 10/01/97  .................      50,000         50,125
Long Island Lighting Co., 7.625%, 04/15/98  ................      25,000         25,344
                                                                             -----------
                                                                                 75,469
                                                                             -----------
Financial Services - 18.00%
Associates Corp. North America, 6.375%, 10/15/02  ..........     120,000        119,100
Beneficial Corp., 8.100%, 11/09/99  ........................     100,000        104,500
Beneficial Corp., 9.470%, 03/09/01  ........................      20,000         22,050
Chrysler Financial Corp., 6.500%, 06/15/98  ................      25,000         25,156
Commercial Credit Co., 8.250%, 11/01/01  ...................      75,000         80,156
Commercial Credit Co., 6.375%, 09/15/02  ...................     100,000         99,250
Commercial Credit Co., 6.625%, 11/15/06  ...................     150,000        147,000
Finova Capital Corp., 6.625%, 09/15/01  ....................     100,000         99,625
Ford Motor Credit Co., 6.250%, 11/08/00  ...................     100,000         99,000
General Motors Acceptance Corp., 6.500%, 12/05/05  .........      50,000         48,187
Household Finance Corp., 6.760%, 01/22/98  .................      50,000         50,437
Household Finance Corp., 6.700%, 06/15/02  .................      75,000         75,844
Lehman Brothers, Inc., 7.625%, 06/01/06  ...................      80,000         81,300
Morgan Stanley Group, Inc., 5.650%, 06/15/97  ..............      50,000         49,976
Morgan Stanley Group, Inc., 7.500%, 09/01/99  ..............      75,000         77,063
Norwest Financial, Inc., 7.850%, 04/15/97  .................      50,000         50,322
Sears Roebuck Acceptance Corp., 6.125%, 01/15/06  ..........     100,000         94,625
Transamerica Financial Group, 7.500%, 09/14/01  ............      75,000         77,939
Transamerica Financial Group, 7.510%, 04/15/02  ............      75,000         77,812
Travelers, Inc., 9.500%, 03/01/02  .........................      75,000         84,469
                                                                             -----------
                                                                              1,563,811
                                                                             -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
FIXED INCOME FUND (CONTINUED)

                                                                                   Principal
                                                                                     Amount         Value
                                                                                   -----------   ------------
FIXED INCOME SECURITIES - (continued)
Corporate Bonds - (continued)
Industrial - 6.32%
International Business Machines Corp., 6.375%, 06/15/00 .......................     $ 75,000     $   74,906
Philip Morris Cos., Inc., 6.375%, 01/15/98 ....................................       50,000         50,188
Philip Morris Cos., Inc., 7.500%, 01/15/02 ....................................      175,000        179,594
Sears Roebuck & Co., 9.250%, 04/15/98 .........................................       50,000         51,875
Tele Communications, Inc., 7.000%, 08/04/97 ...................................       25,000         25,107
Tele Communications, Inc., 6.875%, 02/15/06 ...................................      100,000         90,625
WMX Technologies, Inc., 8.125%, 02/01/98 ......................................       75,000         76,687
                                                                                                 ------------
                                                                                                    548,982
                                                                                                 ------------
Total Corporate Bonds (Cost $2,421,430) .......................................                   2,417,288
                                                                                                 ------------
TOTAL FIXED INCOME SECURITIES - 98.03% (Cost $8,409,016)(1).....................                  8,514,747
                                                                                                 ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.97% ..............................                     171,003
                                                                                                 ------------
NET ASSETS 100.00% ............................................................                  $8,685,750
                                                                                                 ============
(1)Aggregate cost for federal income tax purposes is $8,409,016 and net unrealized appreciation is as follows:
    Gross unrealized appreciation  ..............................................    $145,618
    Gross unrealized depreciation  ..............................................     (39,887)
                                                                                    -----------
       Net unrealized appreciation ..............................................     $105,731
                                                                                    ===========

*Zero coupon bond.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
BALANCED FUND

                                                                 Shares       Value
                                                                --------    -----------
COMMON STOCKS - 59.07%
Business Equipment & Service - 0.72%
ACNielson Corp.* ............................................      250      $    3,781
Automatic Data Processing, Inc. .............................    2,500         107,188
Dun & Bradstreet Corp. ......................................      750          17,812
Flightsafety International, Inc. ............................      800          40,000
                                                                            -----------
                                                                               168,781
                                                                            -----------
Capital Goods - 4.45%
Cooper Industries, Inc. .....................................    1,000          42,125
Emerson Electric Co. ........................................    1,500         145,125
General Electric Co. ........................................    4,650         459,769
Illinois Tool Works, Inc. ...................................      600          47,925
Ingersoll Rand Co. ..........................................    2,100          93,450
PPG Industries, Inc. ........................................    2,100         117,863
Tyco International, Ltd. ....................................    2,700         142,762
                                                                            -----------
                                                                             1,049,019
                                                                            -----------
Consumer Durables - 1.16%
Ford Motor Co. ..............................................    4,200         133,875
General Motors Corp. ........................................    2,500         139,375
                                                                            -----------
                                                                               273,250
                                                                            -----------
Consumer Non-Durables - 5.72%
Anheuser Busch Cos., Inc. ...................................    2,000          80,000
CPC International, Inc. .....................................    1,600         124,000
Darden Restaurants, Inc. ....................................      200           1,750
Eastman Kodak Co. ...........................................    1,300         104,325
General Mills, Inc. .........................................      950          60,206
Imation Corp.* ..............................................      110           3,094
PepsiCo, Inc. ...............................................    9,100         266,175
Philip Morris Cos., Inc. ....................................    3,700         416,713
Procter & Gamble Co. ........................................    1,300         139,750
Sara Lee Corp. ..............................................    4,100         152,725
                                                                            -----------
                                                                             1,348,738
                                                                            -----------
Consumer Services - 1.37%
Disney (Walt) Co. ...........................................    1,500         104,437
Hilton Hotels Corp. .........................................    1,600          41,800
Knight-Ridder, Inc. .........................................    1,800          68,850
Time Warner, Inc. ...........................................    2,850         106,875
                                                                            -----------
                                                                               321,962
                                                                            -----------
Energy - 6.49%
Amerada Hess Corp. ..........................................      900          52,087
Amoco Corp. .................................................    1,950         156,975
Atlantic Richfield Co. ......................................      300          39,750
Baker Hughes, Inc. ..........................................    1,200          41,400
British Petroleum Co. PLC ...................................    1,050         148,444
Burlington Resources, Inc. ..................................      850          42,819
Chevron Corp. ...............................................    2,400         156,000
Exxon Corp. .................................................    2,500         245,000
Mobil Corp. .................................................    1,300         158,925
Royal Dutch Petroleum Co. ...................................      800         136,600
Schlumberger, Ltd. ..........................................      700          69,912
Texaco, Inc. ................................................    1,700         166,813

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
BALANCED FUND (CONTINUED)

                                                                 Shares       Value
                                                                --------   -----------
COMMON STOCKS - (continued)
Unocal Corp.  ...............................................     1,800    $   73,125
Valero Energy Corp.  ........................................     1,400        40,075
                                                                           -----------
                                                                            1,527,925
                                                                           -----------
Financial Services - 9.20%
American International Group, Inc.  .........................     1,325       143,431
BankAmerica Corp.  ..........................................     2,850       284,287
Bankers Trust Corp.  ........................................     1,400       120,750
Chase Manhattan Corp.  ......................................     4,432       395,556
Chubb Corp.  ................................................     2,600       139,750
Citicorp  ...................................................     2,700       278,100
Federal National Mortgage Assn.  ............................    11,200       417,200
First Bank System, Inc.  ....................................     2,050       139,913
General Re Corp.  ...........................................       900       141,975
Morgan (JP) & Co., Inc.  ....................................     1,100       107,387
                                                                           -----------
                                                                            2,168,349
                                                                           -----------
Health Care - 6.72%
Alza Corp. Cl. A*  ..........................................     1,400        36,225
Bausch & Lomb, Inc.  ........................................       450        15,750
Baxter International, Inc.  .................................     3,300       135,300
Bristol-Myers Squibb Co.  ...................................     1,900       206,625
Columbia/HCA Healthcare Corp.  ..............................     1,425        58,069
Johnson & Johnson  ..........................................     3,500       174,125
Lilly (Eli) & Co.  ..........................................     2,200       160,600
Merck & Co., Inc.  ..........................................     3,700       293,225
Schering Plough Corp.  ......................................     3,500       226,625
St. Jude Medical, Inc.*  ....................................     1,200        51,150
United Healthcare Corp.  ....................................     1,650        74,250
Warner-Lambert Co.  .........................................     2,000       150,000
                                                                           -----------
                                                                            1,581,944
                                                                           -----------
Multi-Industry - 0.84%
Allegiance Corp.  ...........................................       480        13,260
Cognizant Corp.  ............................................     1,550        51,150
Minnesota Mining & Mfg. Co.  ................................     1,600       132,600
                                                                           -----------
                                                                              197,010
                                                                           -----------
Raw Materials - 2.18%
Aluminum Co. of America  ....................................     1,150        73,312
Dow Chemical Co.  ...........................................     1,700       133,237
DuPont (EI) De Nemours & Co.  ...............................     1,600       151,000
Monsanto Co.  ...............................................     4,000       155,500
                                                                           -----------
                                                                              513,049
                                                                           -----------
Retail - 3.56%
Albertson's, Inc.  ..........................................     4,350       154,969
Dillard Dept. Stores, Inc. Cl. A  ...........................     2,450        75,644
Limited, Inc.  ..............................................     2,626        48,253
May Department Stores Co.*  .................................     2,850       133,238
Penney (JC), Inc.  ..........................................     1,600        78,000
Price/Costco, Inc.*  ........................................     2,900        72,862
Toys R Us, Inc.*  ...........................................       600        18,000
Wal-Mart Stores, Inc.  ......................................     6,500       148,688
Walgreen Co.  ...............................................     2,700       108,000
                                                                           -----------
                                                                              837,654
                                                                           -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
BALANCED FUND (CONTINUED)

                                                                 Shares       Value
                                                                --------   ------------
COMMON STOCKS - (continued)
Shelter - 0.83%
Georgia-Pacific Corp.  ......................................    1,800     $   129,600
Kimberly-Clark Corp.  .......................................      700          66,675
                                                                           ------------
                                                                               196,275
                                                                           ------------
Technology - 9.53%
Airtouch Communications, Inc.*  .............................    4,500         113,625
AMP, Inc.  ..................................................    3,650         140,069
Boeing Co.  .................................................      500          53,187
Compaq Computer Corp.*  .....................................    4,100         304,425
Hewlett-Packard Co.  ........................................    5,100         256,275
Honeywell, Inc.  ............................................    2,000         131,500
Intel Corp.  ................................................    4,600         602,313
International Business Machines Corp.  ......................    1,250         188,750
Lucent Technologies, Inc.  ..................................    1,582          73,167
Motorola, Inc.  .............................................    3,750         230,156
Seagate Technology, Inc.*  ..................................    2,900         114,550
Tandem Computers, Inc.*  ....................................    2,700          37,125
                                                                           ------------
                                                                             2,245,142
                                                                           ------------
Transportation - 0.92%
AMR Corp.*  .................................................    1,500         132,188
CSX Corp.  ..................................................    2,000          84,500
                                                                           ------------
                                                                               216,688
                                                                           ------------
Utilities - 5.38%
AT & T Corp.  ...............................................    4,150         180,525
Edison International  .......................................    5,600         111,300
El Paso Natural Gas Co.  ....................................    1,000          50,500
GTE Corp.  ..................................................    6,000         273,000
MCI Communications Corp.  ...................................    3,700         120,944
Pacific Gas & Electric Co.  .................................    3,300          69,300
Pacific Telesis Group  ......................................    2,600          95,550
PECO Energy Co.  ............................................    4,100         103,525
SBC Communications, Inc.  ...................................    3,050         157,837
Unicom Corp.  ...............................................    3,900         105,788
                                                                           ------------
                                                                             1,268,269
                                                                           ------------
TOTAL COMMON STOCKS (Cost $11,509,212)  .....................               13,914,055
                                                                           ------------

                                                                 Principal
                                                                  Amount          Value
                                                                -----------  --------------
FIXED INCOME SECURITIES - 38.89%
U.S. Government Obligations - 10.37%
U.S. Treasury Notes
   6.875%, 08/31/99 .........................................   $  125,000        127,672
   7.500%, 05/15/02 .........................................    1,235,000      1,306,667
   6.375%, 08/15/02 .........................................      525,000        529,006
   11.625%, 11/15/02 ........................................      100,000        126,337
   6.250%, 02/15/03 .........................................      280,000        279,975
   10.750%, 05/15/03 ........................................       60,000         73,893
                                                                             --------------
Total U.S. Treasury Obligations (Cost $2,456,394)  ..........                   2,443,550
                                                                             --------------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
BALANCED FUND (CONTINUED)

                                                                   Principal
                                                                    Amount          Value
                                                                  -----------  --------------
FIXED INCOME SECURITIES - (continued)
U.S. Government Agency Obligations - 1.29%
Federal Home Loan Bank - 0.67%
   7.360%, 07/01/04 ...........................................    $150,000      $  157,378
                                                                               --------------
Federal Home Loan Mortgage Corp. - 0.62%
   5.990%, 12/01/03 ...........................................     150,000         146,108
                                                                               --------------
Total U.S. Government Agency Obligations (Cost $305,460)  .....                     303,486
                                                                               --------------
Collateralized Mortgage Obligations - 12.98%
Federal Home Loan Mortgage Corp. - 8.81%
   6.300%, 10/15/18 ...........................................     100,000          97,535
   6.250%, 05/15/19 ...........................................     100,000          98,998
   6.500%, 10/15/19 ...........................................     200,000         198,954
   5.950%, 11/15/19 ...........................................     100,000          98,682
   7.000%, 02/15/21 ...........................................     100,000         100,294
   6.500%, 08/15/21 ...........................................      40,000          39,806
   6.500%, 11/15/21 ...........................................     300,000         292,878
   6.000%, 02/15/22 ...........................................     100,000          95,525
   6.650%, 07/15/22 ...........................................     100,000          98,278
   6.250%, 11/15/22 ...........................................     150,000         145,348
   6.500%, 11/15/22 ...........................................     100,000          97,263
   7.000%, 01/15/23 ...........................................     200,000         200,649
   6.000%, 02/15/23 ...........................................     150,000         141,751
   6.500%, 02/15/23 ...........................................     100,000          98,061
   6.750%, 05/15/23 ...........................................     150,000         146,151
   7.000%, 06/25/23 ...........................................     125,000         125,213
                                                                               --------------
                                                                                  2,075,386
                                                                               --------------
Federal National Mortgage Association - 4.17%
   6.000%, 09/25/18 ...........................................      50,000          48,836
   6.250%, 01/25/20 ...........................................     100,000          98,355
   6.850%, 10/25/20 ...........................................      50,000          49,183
   6.750%, 11/25/20 ...........................................     100,000         100,587
   6.750%, 05/25/21 ...........................................     100,000          97,944
   6.500%, 10/25/21 ...........................................     200,000         194,493
   6.500%, 11/25/21 ...........................................     100,000          97,247
   6.800%, 09/25/22 ...........................................     300,000         296,934
                                                                               --------------
                                                                                    983,579
                                                                               --------------
Total Collateralized Mortgage Obligations (Cost $3,014,372)  ..                   3,058,965
                                                                               --------------
Corporate Bonds - 14.25%
Bank & Insurance - 0.62%
KeyCorp, 6.750%, 03/15/06  ....................................      45,000          44,044
Wells Fargo & Co., 7.125%, 08/15/06  ..........................     100,000         100,250
                                                                               --------------
                                                                                    144,294
                                                                               --------------
Financial Services - 12.69%
American General Finance Corp., 7.450%, 07/01/02  .............     175,000         181,563
Associates Corp. North America, 6.375%, 10/15/02  .............      50,000          49,625
Associates Corp. North America, 7.625%, 04/27/05  .............     125,000         130,312
Beneficial Corp., 10.100%, 11/27/00  ..........................     150,000         168,188
Beneficial Corp., 9.470%, 03/09/01  ...........................      30,000          33,075
Commercial Credit Co., 6.375%, 09/15/02  ......................      50,000          49,625
Commercial Credit Co., 6.625%, 11/15/06  ......................     275,000         269,500
Finova Capital Corp., 6.625%, 09/15/01  .......................      50,000          49,812

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
BALANCED FUND (CONTINUED)

                                                                Principal
                                                                  Amount          Value
                                                               ------------   -------------
CORPORATE BONDS - (continued)
Finova Capital Corp., 6.120%, 05/28/02  ....................    $  200,000     $   196,000
Ford Motor Credit Co., 6.250%, 11/08/00  ...................        50,000          49,500
Ford Motor Credit Co., 6.550%, 07/07/03  ...................       125,000         124,063
General Motors Acceptance Corp., 6.600%, 11/22/04  .........       175,000         171,062
Household Finance Corp., 6.700%, 06/15/02  .................        50,000          50,563
Household Finance Corp., 7.250%, 07/15/03  .................       125,000         129,062
Lehman Brothers, Inc., 7.625%, 06/01/06  ...................        40,000          40,650
Sears Roebuck Acceptance Corp., 6.900%, 08/01/03  ..........       125,000         126,094
Sears Roebuck Acceptance Corp., 6.125%, 01/15/06  ..........        50,000          47,313
Smith Barney Holdings, Inc., 7.980%, 03/01/00  .............        50,000          52,125
Smith Barney Holdings, Inc., 6.500%, 10/15/02  .............       125,000         124,219
Student Loan Marketing Association, 6.350%, 03/17/03  ......       350,000         347,658
Transamerica Corp., 6.750%, 11/15/06  ......................       200,000         196,000
Transamerica Financial Group, 7.510%, 04/15/02  ............        30,000          31,125
Travelers/Aetna P&C, 6.750%, 11/15/06  .....................       200,000         196,500
Travelers, Inc., 9.500%, 03/01/02  .........................        25,000          28,156
Travelers, Inc., 6.625%, 09/15/05  .........................       150,000         147,000
                                                                              -------------
                                                                                 2,988,790
                                                                              -------------
Industrial - 0.94%
Philip Morris Cos., Inc., 7.500%, 01/15/02  ................        50,000          51,312
Philip Morris Cos., Inc., 8.250%, 10/15/03  ................        75,000          80,063
Philip Morris Cos., Inc., 6.375%, 02/01/06  ................        25,000          23,687
Tele Communications, Inc., 6.875%, 02/15/06  ...............        75,000          67,969
                                                                              -------------
                                                                                   223,031
                                                                              -------------
Total Corporate Bonds (Cost $3,322,920)  ...................                     3,356,115
                                                                              -------------
TOTAL FIXED INCOME SECURITIES (Cost $9,099,146)  ...........                     9,162,116
                                                                              -------------
TOTAL INVESTMENTS - 97.96% (Cost $20,608,358)(1)  ..........                    23,076,171
                                                                              -------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.04%  ..........                       479,558
                                                                              -------------
NET ASSETS - 100.00%  ......................................                   $23,555,729
                                                                              =============
(1)Aggregate cost for federal income tax purposes is
  $20,608,358 and net unrealized appreciation is as follows:
     Gross unrealized appreciation  ........................    $2,571,657
     Gross unrealized depreciation  ........................      (103,844)
                                                               ------------
        Net unrealied appreciation .........................    $2,467,813
                                                               ============

* Non-dividend paying stock.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
EQUITY INVESTMENT FUND

                                                                 Shares       Value
                                                                --------    -----------
COMMON STOCKS - 98.58%
Business Equipment & Service - 1.07%
Automatic Data Processing, Inc. .............................     5,800     $  248,675
Dun & Bradstreet Corp. ......................................     1,500         35,625
Flightsafety International, Inc. ............................     2,750        137,500
                                                                            -----------
                                                                               421,800
                                                                            -----------
Capital Goods - 7.47%
Cooper Industries, Inc. .....................................     5,500        231,688
Emerson Electric Co. ........................................     4,500        435,375
General Electric Co. ........................................    12,400      1,226,050
Illinois Tool Works, Inc. ...................................       500         39,937
Ingersoll Rand Co. ..........................................     3,300        146,850
PPG Industries, Inc. ........................................     8,000        449,000
Tyco International, Ltd. ....................................     7,980        421,942
                                                                            -----------
                                                                             2,950,842
                                                                            -----------
Consumer Durables - 2.01%
Ford Motor Co. ..............................................    13,000        414,375
General Motors Corp. ........................................     6,800        379,100
                                                                            -----------
                                                                               793,475
                                                                            -----------
Consumer Non-Durables - 8.94%
Anheuser Busch Cos., Inc. ...................................     6,300        252,000
CPC International, Inc. .....................................     5,550        430,125
Darden Restaurants, Inc. ....................................       100            875
Eastman Kodak Co. ...........................................     3,450        276,862
General Mills, Inc. .........................................     2,500        158,438
Imation Corp.* ..............................................       333          9,366
PepsiCo, Inc. ...............................................    22,500        658,125
Philip Morris Cos., Inc. ....................................     9,325      1,050,228
Procter & Gamble Co. ........................................     3,000        322,500
Sara Lee Corp. ..............................................    10,000        372,500
                                                                            -----------
                                                                             3,531,019
                                                                            -----------
Consumer Services - 2.10%
Disney (Walt) Co. ...........................................     4,000        278,500
Hilton Hotels Corp. .........................................     4,000        104,500
Knight-Ridder, Inc. .........................................     5,300        202,725
Time Warner, Inc. ...........................................     6,500        243,750
                                                                            -----------
                                                                               829,475
                                                                            -----------
Energy - 11.13%
Amerada Hess Corp. ..........................................     3,700        214,137
Amoco Corp. .................................................     6,300        507,150
Atlantic Richfield Co. ......................................       200         26,500
Baker Hughes, Inc. ..........................................     4,500        155,250
British Petroleum Co. PLC ...................................     3,001        424,266
Burlington Resources, Inc. ..................................     2,500        125,938
Chevron Corp. ...............................................     7,720        501,800
Exxon Corp. .................................................     5,500        539,000
Mobil Corp. .................................................     3,700        452,325
Royal Dutch Petroleum Co. ...................................     2,000        341,500
Schlumberger, Ltd. ..........................................     1,850        184,769
Texaco, Inc. ................................................     6,500        637,812
Unocal Corp. ................................................     3,500        142,188
Valero Energy Corp. .........................................     5,000        143,125
                                                                            -----------
                                                                             4,395,760
                                                                            -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
EQUITY INVESTMENT FUND (CONTINUED)

                                                                Shares       Value
                                                               --------    -----------
COMMON STOCKS - (continued)
Financial Services - 15.27%
American International Group, Inc. .........................     4,100     $  443,825
BankAmerica Corp. ..........................................     7,112        709,422
Bankers Trust Corp. ........................................     4,300        370,875
Chase Manhattan Corp. ......................................    11,327      1,010,935
Chubb Corp. ................................................     7,580        407,425
Citicorp ...................................................     7,000        721,000
Federal National Mortgage Assn. ............................    33,000      1,229,250
First Bank System, Inc. ....................................     5,800        395,850
General Re Corp. ...........................................     2,500        394,375
Morgan (JP) & Co., Inc. ....................................     3,550        346,569
                                                                           -----------
                                                                            6,029,526
                                                                           -----------
Health Care - 11.11%
Alza Corp. Cl. A* ..........................................     4,500        116,437
Bausch & Lomb, Inc. ........................................     1,400         49,000
Baxter International, Inc. .................................    10,500        430,500
Bristol-Myers Squibb Co. ...................................     5,600        609,000
Columbia/HCA Healthcare Corp. ..............................     4,450        181,338
Johnson & Johnson ..........................................    10,000        497,500
Lilly (Eli) & Co. ..........................................     5,660        413,180
Merck & Co., Inc. ..........................................     9,960        789,330
Schering Plough Corp. ......................................     9,000        582,750
St. Jude Medical, Inc.* ....................................     3,100        132,137
United Healthcare Corp. ....................................     4,000        180,000
Warner-Lambert Co. .........................................     5,400        405,000
                                                                           -----------
                                                                            4,386,172
                                                                           -----------
Multi-Industry - 1.30%
Allegiance Corp. ...........................................     1,440         39,780
Cognizant Corp. ............................................     4,000        132,000
Minnesota Mining & Mfg. Co. ................................     4,130        342,274
                                                                           -----------
                                                                              514,054
                                                                           -----------
Raw Materials - 4.16%
Aluminum Co. of America ....................................     4,640        295,800
Dow Chemical Co. ...........................................     3,970        311,149
DuPont (EI) De Nemours & Co. ...............................     5,800        547,375
Monsanto Co. ...............................................    12,500        485,937
                                                                           -----------
                                                                            1,640,261
                                                                           -----------
Retail - 6.24%
Albertson's, Inc. ..........................................    13,300        473,813
Dillard Dept. Stores, Inc. Cl. A ...........................     6,500        200,687
Limited, Inc. ..............................................    11,432        210,063
May Department Stores Co.* .................................     7,500        350,625
Penney (JC), Inc. ..........................................     8,250        402,188
Price/Costco, Inc.* ........................................     7,500        188,437
Toys R Us, Inc.* ...........................................     1,000         30,000
Wal-Mart Stores, Inc. ......................................    14,750        337,406
Walgreen Co. ...............................................     6,800        272,000
                                                                           -----------
                                                                            2,465,219
                                                                           -----------
Shelter - 1.36%
Georgia-Pacific Corp. ......................................     5,000        360,000
Kimberly-Clark Corp. .......................................     1,860        177,165
                                                                           -----------
                                                                              537,165
                                                                           -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1996
===============================================================================
EQUITY INVESTMENT FUND (CONTINUED)

                                                                         Shares           Value
                                                                      -------------   -------------
COMMON STOCKS - (continued)
Technology -15.33%
Airtouch Communications, Inc.*  ...................................        10,850      $   273,962
AMP, Inc.  ........................................................        11,000          422,125
Boeing Co.  .......................................................           300           31,913
Compaq Computer Corp.*  ...........................................        10,500          779,625
Hewlett-Packard Co.  ..............................................        12,000          603,000
Honeywell, Inc.  ..................................................         6,060          398,445
Intel Corp.  ......................................................        12,500        1,636,719
International Business Machines Corp.  ............................         4,200          634,200
Lucent Technologies, Inc.  ........................................         5,953          275,326
Motorola, Inc.  ...................................................        10,500          644,437
Seagate Technology, Inc.*  ........................................         7,500          296,250
Tandem Computers, Inc.*  ..........................................         4,000           55,000
                                                                                      -------------
                                                                                         6,051,002
                                                                                      -------------
Transportation - 1.66%
AMR Corp.*  .......................................................         4,100          361,313
CSX Corp.  ........................................................         7,000          295,750
                                                                                      -------------
                                                                                           657,063
                                                                                      -------------
Utilities - 9.43%
AT & T Corp.  .....................................................        13,030          566,805
Edison International  .............................................        15,000          298,125
El Paso Natural Gas Co.  ..........................................         3,500          176,750
GTE Corp.  ........................................................        13,900          632,450
MCI Communications Corp.  .........................................         5,400          176,513
Pacific Gas & Electric Co.  .......................................        17,000          357,000
Pacific Telesis Group  ............................................         8,000          294,000
PECO Energy Co.  ..................................................        17,000          429,250
SBC Communications, Inc.  .........................................         9,000          465,750
Unicom Corp.  .....................................................        12,000          325,500
                                                                                      -------------
                                                                                         3,722,143
                                                                                      -------------
TOTAL COMMON STOCKS - 98.58% (Cost $32,668,982)(1)  ...............                     38,924,976
                                                                                      -------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.42%  .................                        559,602
                                                                                      -------------
NET ASSETS - 100.00%  .............................................                    $39,484,578
                                                                                      =============
(1)Aggregate cost for federal income tax purposes is $32,668,982 and net unrealized appreciation is as follows:
      Gross unrealized appreciation  ...............................    $6,445,181
      Gross unrealized depreciation  ...............................      (189,187)
                                                                       -------------
       Net unrealized appreciation  ................................    $6,255,994
                                                                       =============
* Non-dividend paying stock.

See accompanying notes to financial statements.

Statement of Assets and Liabilities (unaudited)               December 31, 1996
===============================================================================

                                                                      McM
                                                     McM         Intermediate         McM                             McM
                                                  Principal          Fixed           Fixed            McM            Equity
                                                Preservation        Income           Income        Balanced        Investment
                                                    Fund             Fund             Fund           Fund             Fund
                                                --------------   --------------   ------------   -------------    -------------
Assets:
   Investments in securities at value (cost
     $20,253,213, $88,118,317, $8,409,016,
     $20,608,358 and $32,668,982, respectively)  $20,253,213      $88,191,195      $8,514,747     $23,076,171     $38,924,976
   Cash-interest bearing accounts  ..........      1,294,345           73,704          35,165         231,914         620,987
   Dividends and interest receivable  .......         99,160          932,055          96,520         152,794          94,520
   Receivable for fund shares sold  .........              0                0         140,000          82,235          20,200
   Due from advisor, net  ...................         16,203                0          17,734               0               0
   Deferred organization cost (Note A)  .....          9,935            9,935           9,935           9,935           9,935
   Other assets  ............................          7,012           22,583           2,156           4,501           7,446
                                                --------------   --------------   ------------   -------------    -------------
     Total assets  ..........................     21,679,868       89,229,472       8,816,257      23,557,550      39,678,064
                                                --------------   --------------   ------------   -------------    -------------
Liabilities:
   Payable for securities purchased  ........              0                0          98,272               0         135,673
   Fund shares redeemed  ....................              0                0          32,235               0               0
   Distributions payable  ...................         86,603                0               0               0               0
   Payable to advisor, net  .................              0          119,821               0           1,821          57,813
                                                --------------   --------------   ------------   -------------    -------------
     Total liabilities  .....................         86,603          119,821         130,507           1,821         193,486
                                                --------------   --------------   ------------   -------------    -------------
Net Assets:
   Applicable to 21,592,379, 8,697,102, 831,275,
     1,707,726 and 2,364,251 shares outstanding,
     respectively ..........................     $21,593,265      $89,109,651      $8,685,750     $23,555,729     $39,484,578
                                                ==============   ==============   ============   =============    =============
Net Assets Consist of:
   Capital paid-in  .........................    $21,592,379      $89,053,172      $8,581,282     $21,124,942     $33,229,927
   Accumulated undistributed (distributions in
     excess of) net investment income ......               0          (78,764)        (13,291)        (10,521)         (1,493)
   Accumulated net realized gain (loss) on
     investments ...........................             886           62,365          12,028         (26,505)            150
   Net unrealized appreciation/depreciation on
     investments ...........................               0           72,878         105,731       2,467,813       6,255,994
                                                --------------   --------------   ------------   -------------    -------------
                                                 $21,593,265      $89,109,651      $8,685,750     $23,555,729     $39,484,578
                                                ==============   ==============   ============   =============    =============
Net asset value and redemption price per share   $      1.00      $     10.25      $    10.45     $     13.79     $     16.70
                                                ==============   ==============   ============   =============    =============

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
===============================================================================

                                                                      McM
                                                     McM          Intermediate        McM                          McM
                                                  Principal          Fixed           Fixed          McM           Equity
                                                 Preservation        Income         Income       Balanced       Investment
                                                     Fund             Fund           Fund          Fund            Fund
                                                --------------   --------------    ----------   ------------   ------------
Investment Income:
   Dividends ................................      $      0        $        0      $      0     $  127,699      $  367,553
   Interest .................................       653,576         2,723,515       285,607        249,579          15,421
                                                --------------   --------------    ----------   ------------   ------------
     Total investment income ................       653,576         2,723,515       285,607        377,278         382,974
                                                --------------   --------------    ----------   ------------   ------------
Expenses:
   Investment advisory fees (Note E) ........        30,540           149,345        14,559         41,137          76,891
   Transfer agent fees ......................        12,042            10,987        10,387         11,335          11,714
   Administration fees ......................         9,656             9,498         9,380          9,581           9,658
   Accounting fees ..........................        11,247            20,724        11,367         11,182          11,591
   Custodian fees ...........................         4,477             7,223         2,000         10,400           7,255
   Insurance fees ...........................         5,209            16,755         1,796          2,859           4,999
   Legal fees ...............................         2,385             7,072           757          1,359           2,335
   Amortization of organization costs (Note A)        1,820             1,820         1,820          1,820           1,820
   Registration expenses ....................         7,440            19,904         3,557          5,855           9,000
   Trustees fees ............................           909             2,724           409            682           1,076
   Auditing fees ............................         6,000             6,000         6,000          6,000           6,000
   Miscellaneous expenses ...................           155               643            67            117             409
   Other expenses ...........................         1,110             1,857           411            304             594
                                                --------------   --------------    ----------   ------------   ------------
     Total expenses .........................        92,990           254,552        62,510        102,631         143,342
   Expenses reimbursed (Note E) .............       (56,341)          (41,203)      (41,711)       (47,782)        (28,006)
                                                --------------   --------------    ----------   ------------   ------------
     Net expenses ...........................        36,649           213,349        20,799         54,849         115,336
                                                --------------   --------------    ----------   ------------   ------------
Net Investment Income  ......................       616,927         2,510,166       264,808        322,429         267,638
                                                --------------   --------------    ----------   ------------   ------------
Realized and Unrealized Gain (Loss) on
   Investments:
   Net realized gain (loss) on investments ..          (703)           89,974        14,040         (4,030)          5,298
   Net change in unrealized appreciation/
     depreciation on investments  ...........             0           929,527       128,092      1,564,048       3,864,425
                                                --------------   --------------    ----------   ------------   ------------
   Net realized and unrealized gain (loss) on
     investments  ...........................          (703)        1,019,501       142,132      1,560,018       3,869,723
                                                --------------   --------------    ----------   ------------   ------------
Increase in Net Assets from Operations  .....      $616,224        $3,529,667      $406,940     $1,882,447      $4,137,361
                                                ==============   ==============    ==========   ============   ============

See accompanying notes to financial statements.

Statement of Changes in Net Assets
===============================================================================

                                                                         McM Principal                    McM Intermediate
                                                                       Preservation Fund                  Fixed Income Fund
                                                               --------------------------------  ---------------------------------
                                                               Six Months Ended     For the      Six Months Ended      For the
                                                                  12/31/96         Year Ended         12/31/96        Year Ended
                                                                 (unaudited)        06/30/96        (unaudited)        06/30/96
                                                               ----------------  --------------  ----------------   --------------
Operations:
   Net investment income .....................................  $    616,927      $    989,059      $  2,510,166      $  3,298,089
   Net realized gain (loss) on  investments ..................          (703)            1,584            89,974           428,006
   Net change in unrealized
     appreciation/ depreciation on investments ...............             0                 0           929,527        (1,350,540)
                                                                ------------      ------------      ------------      ------------
   Increase in net assets ....................................       616,224           990,643         3,529,667         2,375,555
                                                                ------------      ------------      ------------      ------------
Dividends and Distributions to Shareholders:
   From net investment income ................................      (616,927)         (989,059)       (2,802,166)       (3,160,286)
   From capital gains ........................................             0                 0          (164,477)         (539,436)
                                                                ------------      ------------      ------------      ------------
   Total Distributions .......................................      (616,927)         (989,059)       (2,966,643)       (3,699,722)
                                                                ------------      ------------      ------------      ------------
Capital Share Transactions - Note C ..........................    (2,601,154)       12,380,593        12,501,902        47,432,633
                                                                ------------      ------------      ------------      ------------
    Total increase (decrease) in net assets ..................    (2,601,857)       12,382,177        13,064,926        46,108,466
Net Assets:
   Beginning of period .......................................    24,195,122        11,812,945        76,044,725        29,936,259
                                                                ------------      ------------      ------------      ------------
   End of period (including  undistributed (distributions
     in excess of) net investment income of $0, $0, ($78,764),
     $214,359, ($13,291) and $23,026, respectively) ..........  $ 21,593,265      $ 24,195,122      $ 89,109,651      $ 76,044,725
                                                                ============      ============      ============      ============

                                                                            McM Fixed
                                                                           Income Fund
                                                                  ------------------------------
                                                                  Six Months Ended     For the
                                                                     12/31/96        Year Ended
                                                                    (unaudited)       06/30/96
                                                                  ----------------  ------------
Operations:
   Net investment income .....................................     $   264,808      $   439,630
   Net realized gain (loss) on  investments ..................          14,040           16,664
   Net change in unrealized
     appreciation/ depreciation on investments ...............         128,092         (169,853)
                                                                   -----------      -----------
   Increase in net assets ....................................         406,940          286,441
                                                                   -----------      -----------
Dividends and Distributions to Shareholders:
   From net investment income ................................        (301,101)        (433,144)
   From capital gains ........................................         (10,143)         (37,168)
                                                                   -----------      -----------
   Total Distributions .......................................        (311,244)        (470,312)
                                                                   -----------      -----------
Capital Share Transactions - Note C ..........................         598,409        1,576,877
                                                                   -----------      -----------
    Total increase (decrease) in net assets ..................         694,105        1,393,006
Net Assets:
   Beginning of period .......................................       7,991,645        6,598,639
                                                                   -----------      -----------
   End of period (including undistributed (distributions
     in excess of) net investment income of $0, $0, ($78,764),
     $214,359, ($13,291) and  $23,026, respectively) .........     $ 8,685,750      $ 7,991,645
                                                                   ===========      ===========

See accompanying notes to financial statements.

                                                            McM Balanced                           McM Equity
                                                                Fund                            Investment Fund
                                                  -----------------------------------  ----------------------------------
                                                  Six Months Ended       For the        Six Months Ended       For the
                                                      12/31/96          Year Ended          12/31/96         Year Ended
                                                    (unaudited)          06/30/96         (unaudited)         06/30/96
                                                  ------------------  --------------   ------------------   -------------
Operations:
   Net investment income  .....................     $   322,429        $   216,803        $   267,638        $   179,744
   Net realized gain (loss) on investments  ...          (4,030)           (15,053)             5,298             18,284
   Net change in unrealized appreciation/
     depreciation on investments .............        1,564,048            680,345          3,864,425          2,003,550
                                                    -----------         ----------        -----------        -----------
   Increase in net assets  ....................       1,882,447            882,095          4,137,361          2,201,578
                                                    -----------         ----------        -----------        -----------
Dividends and Distributions to Shareholders:
   From net investment income  ................        (348,093)          (206,101)          (280,047)          (171,896)
   From capital gains  ........................               0            (33,641)           (15,401)           (19,520)
                                                    -----------         ----------        -----------        -----------
   Total Distributions  .......................        (348,093)          (239,742)          (295,448)          (191,416)
                                                    -----------         ----------        -----------        -----------
Capital Share Transactions - Note C ..........       10,106,406          8,202,740         11,729,744         17,037,000
                                                    -----------         ----------        -----------        -----------
   Total increase in net assets  ..............      11,640,760          8,845,093         15,571,657         19,047,162
Net Assets:
   Beginning of period  .......................      11,914,969          3,069,876         23,912,921          4,865,759
                                                    -----------         ----------        -----------        -----------
   End of period (including undistributed
     (distributions in excess of) net investment
     income of ($10,521), $15,143, ($1,493) and
     $10,916, respectively) ..................      $23,555,729        $11,914,969        $39,484,578        $23,912,921
                                                    ===========        ===========        ===========        ===========

See accompanying notes to financial statements.

McM FUNDS
Notes to Financial Statements (unaudited)                     December 31, 1996
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies: McM Funds (the "Company") operates as a series company currently issuing five series of shares of beneficial interest (collectively, the "Funds"): McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund"). The Company is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Company was organized as a Delaware business trust on February 3, 1994. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan and Company (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. All Company officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

    (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

McM FUNDS
Notes to Financial Statements (unaudited)                     December 31, 1996
--------------------------------------------------------------------------------

    (3) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

    (4) Federal Income Taxes: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Each Fund qualified for such treatment for the six month period ended December 31, 1996. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

    (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

    (6) Organization Costs: Organization costs are being amortized on a straight-line basis over five years.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                        PRINCIPAL PRESERVATION FUND                         INTERMEDIATE FIXED INCOME FUND
                         --------------------------------------------------------    -------------------------------------------
                               Six Months Ended                                        Six Months Ended
                              December 31, 1996                Year Ended             December 31, 1996            Year Ended
                                 (unaudited)                 June 30, 1996               (unaudited)             June 30, 1996
                         ---------------------------  ---------------------------    ----------------------   ------------------
                            Shares         Amount         Shares        Amount       Shares       Amount      Shares     Amount
                         ------------   ------------  ------------   ------------   ---------  -----------  ---------   --------
Shares sold  ...........   30,915,595   $ 30,915,595    48,186,845   $ 48,186,845   1,909,775  $19,592,198   5,055,407  $52,223,621
Shares issued through
  reinvestment of
  dividends ............      513,585        513,585       954,210        954,210     281,213    2,879,687     344,344    3,547,475
Shares redeemed  .......  (34,030,334)   (34,030,334)  (36,760,462)   (36,760,462)   (968,234)  (9,969,983)   (813,233)  (8,338,463)
                         ------------   ------------  ------------   ------------   ---------  -----------  ---------   -----------
Net Increase (Decrease)    (2,601,154) ($  2,601,154)   12,380,593   $ 12,380,593   1,222,754  $12,501,902   4,586,518  $47,432,633
                         ============   ============  ============   ============   =========  ===========  =========   ===========


                                           FIXED INCOME FUND                                       BALANCED FUND
                         ----------------------------------------------------     -----------------------------------------------
                             Six Months Ended                                       Six Months Ended
                             December 31, 1996              Year Ended              December 31, 1996              Year Ended
                                (unaudited)               June 30, 1996                (unaudited)               June 30, 1996
                          ------------------------  -------------------------   -------------------------     -------------------
                            Shares       Amount       Shares        Amount        Shares        Amount       Shares       Amount
                          ----------   -----------   ----------  ------------   ----------   ------------  ----------   ---------
Shares sold  ...........    55,588     $ 583,398      131,506     $1,383,524     766,982     $10,016,477     662,596    $8,186,373
Shares issued through
  reinvestment of
  dividends ............    29,842       311,025       44,326        467,474      24,927         334,032      17,679       218,104
Shares redeemed  .......   (28,004)     (296,014)     (25,846)      (274,121)    (18,467)       (244,103)    (16,574)     (201,737)
                          ----------   -----------   ----------  ------------   ----------   ------------  ----------   ----------
Net Increase  ..........    57,426     $ 598,409      149,986     $1,576,877     773,442     $10,106,406     663,701    $8,202,740
                          ==========   ===========   ==========  ============   ==========   ============  ==========   ==========


McM FUNDS
Notes to Financial Statements (unaudited)                     December 31, 1996
--------------------------------------------------------------------------------

                                               EQUITY INVESTMENT FUND
                              ---------------------------------------------------------
                                   Six Months Ended
                                  December 31, 1996                 Year Ended
                                     (unaudited)                  June 30, 1996
                             ---------------------------   ----------------------------
                                Shares        Amount          Shares         Amount
                              ----------   -------------    -----------   -------------
Shares sold  ..............    790,228      $12,333,176     1,249,130     $17,659,811
Shares issued through
  reinvestment of dividends     17,643          280,574        13,380         186,095
Shares redeemed  ..........    (53,446)        (884,006)      (59,989)       (808,906)
                              ----------   -------------    -----------   -------------
Net Increase  .............    754,425      $11,729,744     1,202,521     $17,037,000
                              ==========   =============    ===========   =============


Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six month period ended December 31, 1996 were:

                                          Aggregate            Proceeds from
                                          Purchases                Sales
                                        --------------         ---------------
Intermediate Fixed Income Fund           $22,385,837             $9,545,966
Fixed Income Fund  ............            1,760,578              1,234,627
Balanced Fund  ................           14,267,981              4,450,023
Equity Investment Fund  .......           11,475,869                 25,026


Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60%, and 0.75%, respectively. For the period July 1, 1996 through December 31, 1996, the Advisor absorbed, subject to repayment, expenses totaling $215,043; $56,341 for the Principal Preservation Fund, $41,203 for the Intermediate Fixed Income Fund, $41,711 for the Fixed Income Fund, $47,782 for the Balanced Fund and $28,006 for the Equity Investment Fund.

The investment advisory agreements provide that any fee reductions or expense reimbursements made by the Advisor are subject to reimbursement by the Funds within the three years following such reduction or reimbursement provided that the Funds are able to make such reimbursements and remain in compliance with applicable expense limitations. Since July 14, 1994 (July 13, 1994 for the Principal Preservation Fund) through December 31, 1996, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $204,971, Intermediate Fixed Income Fund $246,656, Fixed Income Fund $161,203, Balanced Fund $174,599 and Equity Investment Fund $151,510.

Note (F) Special Meeting of Shareholders: A Special Meeting of Shareholders was held on December 2, 1996. At the meeting, shareholders of the Funds were asked to consider the election of three (3) nominees to the Board of Trustees.

The results of all matters voted on by shareholders of the Funds at the Special Meeting of Shareholders, in dollar weighted values for shares voted by proxy, were as follows: nominees Mark R. Taylor, Gregory L. Watson and S.D. Sicotte received 146,622,830, 146,993,113 and 146,993,113 votes FOR, respectively and 374,409, 4,126 and 4,126 votes withholding authority, respectively.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                         McM Principal                                    McM Intermediate
                                                       Preservation Fund                                  Fixed Income Fund
                                        ---------------------------------------------   --------------------------------------------
                                        Six Months Ended     For the         For the    Six Months Ended    For the      For the
                                            12/31/96        Year Ended    Period Ended      12/31/96       Year Ended  Period Ended
                                          (unaudited)        06/30/96       06/30/95*     (unaudited)       06/30/96     06/30/95**
                                       ----------------   ------------   -------------- ---------------   ------------  -----------
Net Asset Value, beginning of period .      $    1.00       $   1.00      $    1.00      $    10.17       $  10.37    $   10.00
                                            ---------       -------       ---------      ----------       --------    ---------
   Income from investment
     operations
   Net investment income  ............           0.03           0.05           0.05            0.30           0.57         0.54
   Net realized and unrealized gain (loss)
     on investments .................            0.00           0.00           0.00            0.14         (0.10)         0.34
                                            ---------       --------      ---------      ----------       --------     --------
     Total from investment operations .          0.03           0.05           0.05            0.44           0.47         0.88
                                            ---------       --------      ---------      ----------       --------     --------
   Less Distributions:
   From net investment income  .......          (0.03)         (0.05)         (0.05)          (0.30)         (0.57)        (0.51)
   In excess of net investment income .          0.00           0.00           0.00           (0.04)           0.00         0.00
   From capital gains  ...............           0.00           0.00           0.00           (0.02)         (0.10)         0.00
                                            ---------       --------      ---------      ----------       --------      --------
     Total distributions ............           (0.03)         (0.05)         (0.05)          (0.36)         (0.67)        (0.51)
                                            ---------       --------      ---------      ----------       --------      --------
Net Asset Value, end of period ......       $    1.00       $   1.00      $    1.00      $    10.25       $  10.17     $   10.37
                                            =========       ========      =========      ==========       ========     =========
Total return ........................            2.57%(2)       5.39%          5.10%(2)        4.34%(2)       4.61%       9.19%(2)
Ratios/Supplemental Data
   Net assets, end of period (in 000's)     $  21,593       $ 24,195      $  11,813      $   89,110       $ 76,045   $  29,936
   Ratio of expenses to average net assets
     before reimbursement of expenses by
     Advisor ........................           0.76%(1)        0.93%          2.77%(1)        0.59%(1)       0.69%       1.72%(1)
   Ratio of expenses to average net assets
     after reimbursement of expenses by
     Advisor ........................           0.30%(1)        0.30%          0.30%(1)        0.50%(1)       0.50%       0.50%(1)
   Ratio of net investment income to
     average net assets before
     reimbursement of expenses by
     Advisor ........................           4.56%(1)        4.60%          2.91%(1)        5.75%(1)       5.52%       5.01%(1)
   Ratio of net investment income to
     average net assets after
     reimbursement of expenses by
     Advisor ........................           5.02%(1)        5.23%          5.38%(1)        5.84%(1)       5.71%       6.24%(1)
   Portfolio turnover  ...............           N/A             N/A            N/A           11.39%(2)      75.26%     227.09%(2)
   Average commission rate paid  .....           N/A             N/A            N/A             N/A            N/A         N/A


 * McM Principal Preservation Fund commenced investment operations on July 13, 1994.
** McM Intermediate Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                        McM Fixed                                       McM Balanced
                                                       Income Fund                                          Fund
                                     ----------------------------------------------  ----------------------------------------------
                                     Six Months Ended     For the        For the     Six Months Ended    For the         For the
                                         12/31/96        Year Ended    Period Ended     12/31/96        Year Ended    Period Ended
                                        (unaudited)       06/30/96      06/30/95*      (unaudited)       06/30/96       06/30/95*
                                       -------------   ------------   -------------  --------------   ------------   -------------
Net Asset Value, beginning of period .    $  10.33      $   10.58      $   10.00         $   12.75      $   11.35      $   10.00
                                          ---------     ---------      ----------        ---------      ---------      --------
   Income from investment
     operations
   Net investment income  ...........         0.33          0.64           0.55              0.21           0.40           0.36
   Net realized and unrealized gain
     (loss) on investments .........          0.18         (0.20)          0.56              1.06           1.49           1.33
                                          ---------     ---------      ----------        ---------      ---------      --------
     Total from investment operations         0.51          0.44           1.11              1.27           1.89           1.69
                                          ---------     ---------      ----------        ---------      ---------      --------
   Less Distributions:
   From net investment income  ......        (0.33)        (0.63)         (0.53)            (0.21)         (0.40)         (0.34)
   In excess of net investment income        (0.05)         0.00           0.00             (0.02)          0.00           0.00
   From capital gains  ..............        (0.01)        (0.06)          0.00              0.00          (0.09)          0.00
                                          ---------     ---------      ----------        ---------      ---------      --------
     Total distributions ...........         (0.39)        (0.69)         (0.53)            (0.23)         (0.49)         (0.34)
                                          ---------     ---------      ----------        ---------      ---------      --------
Net Asset Value, end of period .....      $  10.45      $  10.33       $  10.58          $  13.79       $  12.75       $  11.35
                                          =========     =========      ==========        =========      =========      ========
Total return .......................          5.02%(2)      4.16%         11.55%(2)         10.00%(2)      16.86%         17.31%(2)
Ratios/Supplemental Data
   Net assets, end of period (in 000's)   $  8,686      $  7,992       $  6,599          $ 23,556       $ 11,915       $  3,070
   Ratio of expenses to average net assets
     before reimbursement of expenses
     by Advisor ....................          1.49%(1)      1.82%          7.29%(1)          1.11%(1)       2.21%          8.41%(1)
   Ratio of expenses to average net assets
     after reimbursement of expenses by
     Advisor .......................          0.50%(1)      0.50%          0.50%(1)          0.60%(1)       0.60%          0.60%(1)
   Ratio of net investment income to
     average net assets before
     reimbursement of expenses by
     Advisor .......................          5.33%(1)      4.70%         -0.47%(1)          2.98%(1)       1.81%         -3.54%(1)
   Ratio of net investment income to
     average net assets after
     reimbursement of expenses by
     Advisor .......................          6.32%(1)      6.02%          6.33%(1)          3.49%(1)       3.43%          4.28%(1)
   Portfolio turnover  ..............        15.18%(2)     37.62%        150.77%(2)         25.22%(2)      26.16%         81.05%(2)
   Average commission rate paid  ....          N/A           N/A            N/A           $0.0600        $0.0600            N/R


* McM Fixed Income Fund and McM Balanced Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                               McM Equity
                                                                                             Investment Fund
                                                                           --------------------------------------------------
                                                                            Six Months Ended     For the         For the
                                                                               12/31/96         Year Ended     Period Ended
                                                                              (unaudited)       06/30/96        06/30/95*
                                                                           ----------------   ------------    --------------
Net Asset Value, beginning of period  ..................................     $      14.85      $   11.95       $    10.00
                                                                             ------------      ---------       -----------
   Income from investment operations
   Net investment income ...............................................             0.13           0.21             0.19
   Net realized and unrealized gain on investments .....................             1.86           2.94             1.94
                                                                             --------------    -----------     -------------
     Total from investment operations  .................................             1.99           3.15             2.13
                                                                             --------------    -----------     -------------
   Less Distributions:
   From net investment income ..........................................            (0.13)         (0.21)           (0.18)
   From capital gains ..................................................            (0.01)         (0.04)            0.00
                                                                             --------------    -----------     -------------
     Total distributions  ..............................................            (0.14)         (0.25)           (0.18)
                                                                             --------------    -----------     -------------
Net Asset Value, end of period  ........................................     $      16.70      $   14.85       $    11.95
                                                                             ==============    ===========     =============
Total return  ..........................................................            13.46%(2)      26.53%           21.57%(2)
Ratios/Supplemental Data
   Net assets, end of period (in 000's) ................................     $     39,485      $  23,913       $    4,866
   Ratio of expenses to average net assets before reimbursement of expenses
     by Advisor  .......................................................             0.92%(1)       1.72%            8.48%(1)
   Ratio of expenses to average net assets after reimbursement of expenses
     by Advisor  .......................................................             0.75%(1)       0.75%            0.75%(1)
   Ratio of net investment income to average net assets before
     reimbursement of expenses by Advisor  .............................             1.54%(1)       0.80%           -5.50%(1)
   Ratio of net investment income to average net assets after reimbursement
     of expenses by Advisor  ...........................................             1.71%(1)       1.77%            2.24%(1)
   Portfolio turnover ..................................................             0.08%(2)       0.92%            1.81%(2)
   Average commission rate paid ........................................          $0.0600        $0.0600              N/R


*   McM Equity Investment Fund commenced investment operations on July 14,
    1994.
(1) Annualized.
(2) Not annualized.

See accompanying notes to financial statements.

                              Board of Trustees
                               Robert R. Barron
                               Terry A. O'Toole
                                Walter B. Rose
                             Kenneth I. Rosenblum
                                 S.D. Sicotte
                                Mark R. Taylor
                              Gregory L. Watson


                                   Officers
                     Terry A. O'Toole, CEO and President
                Robert R. Barron, Vice President and Treasurer
                Deane A. Nelson, Vice President and Secretary


    Investment Advisor                                  Custodian
    McMorgan & Company                            The Bank of New York
One Bush Street, Suite 800                           48 Wall Street
  San Francisco, CA 94104                       New York, New York 10286
      (800) 788-9485

        Underwriter                                   Legal Counsel
 FPS Broker Services, Inc.                  Heller, Ehrman, White & McAuliffe
    3200 Horizon Drive                               333 Bush Street
 King of Prussia, PA 19406                    San Francisco, CA 94104-2878

   Shareholder Services                                 Auditors
    FPS Services, Inc.                            Tait, Weller & Baker
    3200 Horizon Drive                       2 Penn Center Plaza, Suite 700
 King of Prussia, PA 19406                     Philadelphia, PA 19102-1707


                        For Additional Information about
                                 McM Funds call:
                                 (800) 788-9485

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.